Supplement, dated May 15, 1997, to the prospectus, dated February 1, 1997, of
                Seligman Municipal Fund Series, Inc.,
                   Seligman Municipal Series Trust,
             Seligman New Jersey Municipal Fund, Inc.,
                                  and
    Seligman Pennsylvania Municipal Fund Series ( the "Funds")

      The following supplements the information set forth in the Funds' prospectus under "Purchase of Shares".

      The minimum amount for initial investment in each Series is $500 for investors who purchase shares of the Series through Merrill Lynch's MFA or MFA Select programs.


TE2S-5/97